Stock Plans, Restricted Stock Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Compensation Expense [Abstract]
Vesting period				4 years
Stock-based compensation	$ 5,400	$ 58,531	$ 1,381	$ 1,818	$ 906
Number of Shares [Roll Forward]
Granted (in shares)				9,900,000
Restricted Stock Awards [Member]
Compensation Expense [Abstract]
Vesting period				4 years
Stock-based compensation				$ 200	200
Total unamortized compensation cost				$ 200	$ 100
Number of Shares [Roll Forward]
Unvested beginning balance (in shares)		1,169,600	4,424,652	4,424,652
Granted (in shares)				0
Vested (in shares)				3,255,052
Forfeited or canceled (in shares)				0
Unvested ending balance (in shares)				1,169,600	4,424,652
Weighted-Average Grant Date Fair Value [Abstract]
Unvested beginning balance		$ 0.07	$ 0.07	$ 0.07
Granted (in dollars per share)				0
Vested (in dollars per share)				0.07
Forfeited or canceled (in dollars per share)				0
Unvested ending balance				$ 0.07	$ 0.07
Restricted Stock Units [Member]
Compensation Expense [Abstract]
Vesting period				4 years
Stock issued (in shares)				9,900,000
Stock-based compensation				$ 0
Total unamortized compensation cost				$ 40,800
Number of Shares [Roll Forward]
Unvested beginning balance (in shares)		12,943,811	824,667	824,667
Granted (in shares)				12,201,611
Vested (in shares)				0	0
Forfeited or canceled (in shares)				82,467
Unvested ending balance (in shares)				12,943,811	824,667
Weighted-Average Intrinsic Value [Abstract]
Unvested beginning balance (in dollars per share)		$ 3.16	$ 1.64	$ 1.64
Granted (in dollars per share)				3.26
Vested (in dollars per share)				0
Forfeited or canceled (in dollars per share)				3.26
Unvested ending balance (in dollars per share)				$ 3.16	$ 1.64